Fair Value	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Fair Value Disclosures [Abstract]
Fair Value

Note 5. Fair Value

Accounting Standards Codification (“ASC”) Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance outlines a valuation framework, creates a fair value hierarchy to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. Financial assets and liabilities are to be measured using inputs from three levels of the fair value hierarchy as follows:

Level 1—	quoted market prices in active markets for identical assets or liabilities

Level 2—	observable market-based inputs (quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active) or inputs that are corroborated by observable market data

Level 3—	significant unobservable inputs that reflect our assumptions and are not substantially supported by market data

The Company did not have any non-financial assets or non-financial liabilities recognized at fair value on a recurring basis at May 3, 2014 or February 1, 2014. At May 3, 2014 and February 1, 2014, the Company believes that the carrying value of cash and cash equivalents, receivables and accounts payable approximates fair value, due to the short maturity of these instruments. As the Company’s debt obligation as of May 3, 2014 are at variable rates, there is no significant difference between the fair value and carrying value of the Company’s outstanding debt.

The Company’s non-financial assets, which primarily consist of goodwill, intangible assets, and property and equipment, are not required to be measured at fair value on a recurring basis and are reported at their carrying value. However, on a periodic basis whenever events or changes in circumstances indicate that their carrying value may not be fully recoverable (and at least annually for goodwill and intangible assets), non-financial assets are assessed for impairment, if applicable, written down to (and recorded at) fair value.

Note 5. Fair Value

ASC Subtopic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. This guidance outlines a valuation framework, creates a fair value hierarchy to increase the consistency and comparability of fair value measurements, and details the disclosures that are required for items measured at fair value. Financial assets and liabilities are to be measured using inputs from three levels of the fair value hierarchy as follows:

Level 1—	quoted market prices in active markets for identical assets or liabilities

Level 2—	observable market-based inputs (quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active) or inputs that are corroborated by observable market data

Level 3—	significant unobservable inputs that reflect our assumptions and are not substantially supported by market data

The Company did not have any non-financial assets or non-financial liabilities recognized at fair value on a recurring basis at February 1, 2014 or February 2, 2013. At February 1, 2014 and February 2, 2013, the Company believes that the carrying value of cash and cash equivalents, receivables and accounts payable approximates fair value, due to the short maturity of these instruments. As the Company’s debt obligation as of February 1, 2014 is at variable rates, there is no significant difference between the fair value and carrying value of the Company’s debt.

The Company’s non-financial assets, which primarily consist of goodwill, intangible assets, and property and equipment, are not required to be measured at fair value on a recurring basis and are reported at their carrying value. However, on a periodic basis whenever events or changes in circumstances indicate that their carrying value may not be fully recoverable (and at least annually for goodwill and intangible assets), non-financial assets are assessed for impairment, if applicable, written down to (and recorded at) fair value.